File No. 33-11351
                                                 Rule 497(e)

                  STEIN ROE INVESTMENT TRUST

             Supplement to Feb. 1, 1999 Prospectus
                  _______________________________


STEIN ROE DISCIPLINED STOCK FUND (FORMERLY NAMED STEIN ROE SPECIAL
FUND)

Jeffrey C. Kinzel has been named co-portfolio manager of Stein Roe Disciplined Stock Fund and SR&F Disciplined Stock Portfolio. Mr. Kinzel has been associate portfolio manager of SR&F Growth & Income Portfolio since its inception in 1997 and of Stein Roe Growth & Income Fund since 1996. Since joining Stein Roe in 1991, Mr. Kinzel has served as a senior equity analyst and core portfolio team member for Stein Roe in addition to his portfolio management responsibilities. He is a senior vice president of Stein Roe. A certified financial analyst, he holds a bachelor's degree from Northwestern University, a law degree from the University of Michigan, and a master's degree in business administration from the Wharton School of the University of Pennsylvania.

STEIN ROE MIDCAP GROWTH FUND (FORMERLY NAMED STEIN ROE GROWTH
OPPORTUNITIES FUND) AND STEIN ROE CAPITAL OPPORTUNITIES FUND

Steve D. Hayward has been named the portfolio manager of Stein Roe Midcap Growth Fund and co-portfolio manager of Stein Roe Capital Opportunities Fund. Mr. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University.

              This Supplement is Dated November 30, 1999

                    STEIN ROE INVESTMENT TRUST
                 Stein Roe Disciplined Stock Fund
             (formerly named Stein Roe Special Fund)

         Supplement to February 25, 1999 Defined Contribution
                         Plans Prospectus
                    _______________________________

Jeffrey C. Kinzel has been named co-portfolio manager of Stein Roe Disciplined Stock Fund and SR&F Disciplined Stock Portfolio. Mr. Kinzel has been associate portfolio manager of SR&F Growth & Income Portfolio since its inception in 1997 and of Stein Roe Growth & Income Fund since 1996. Since joining Stein Roe in 1991, Mr. Kinzel has served as a senior equity analyst and core portfolio team member for Stein Roe in addition to his portfolio management responsibilities. He is a senior vice president of Stein Roe. A certified financial analyst, he holds a bachelor's degree from Northwestern University, a law degree from the University of Michigan, and a master's degree in business administration from the Wharton School of the University of Pennsylvania.

              This Supplement is Dated November 30, 1999

                    STEIN ROE INVESTMENT TRUST
              Stein Roe Midcap Growth Fund (formerly named
                   Stein Roe Growth Opportunities Fund)

       Supplement to February 25, 1999 Defined Contribution
                          Plans Prospectus
                    _______________________________

Steve D. Hayward has been named the portfolio manager of Stein Roe Midcap Growth Fund and co-portfolio manager of Stein Roe Capital Opportunities Fund. Mr. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University.

             This Supplement is Dated November 30, 1999

                     STEIN ROE INVESTMENT TRUST
                 Stein Roe Capital Opportunities Fund

       Supplement to February 25, 1999 Defined Contribution
                           Plans Prospectus
                     _______________________________

Steve D. Hayward has been named co-portfolio manager of Stein Roe Capital Opportunities Fund and portfolio manager of Stein Roe Midcap Growth Fund. Mr. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University.

               This Supplement is Dated November 30, 1999